FINANCIAL INSTRUMENTS (Details 17) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Ordinary Shares One [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	R$ (39,503)
Ordinary Shares One [Member] | Scenario I I Three [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(197,515)
Ordinary Shares One [Member] | Scenario I I Two [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(395,030)
Preference Sharesone [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(19,742)
Preference Sharesone [Member] | Scenario I I Three [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(98,709)
Preference Sharesone [Member] | Scenario I I Two [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(197,417)
Preference Shares Two [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(4,735)
Preference Shares Two [Member] | Scenario I I Three [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(23,675)
Preference Shares Two [Member] | Scenario I I Two [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	R$ (47,350)